LEASES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease [Abstract]
Interest expenses on lease liability	$ (1,885)	$ (587)	$ (570)
Depreciation and amortization of right-of-use assets	(15,001)	(9,226)	(6,334)
Gain (loss) recognized in profit or loss	(119)	(74)	7
Total	$ (17,005)	$ (9,887)	$ (6,897)